Cash and Cash Equivalents - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Equivalents At Carrying Value [Abstract]
Cash on hand and at banks	$ 24,776	$ 54,551
Short-term deposits	56,731	17,380
Total cash and cash equivalents	$ 81,507	$ 71,931	$ 86,569	$ 45,538